SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 7,000,000. In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In August 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 15,000,000. In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 43,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.) Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;

b.) Vest over a period of ten years in equal yearly installments;

As of December 31, 2017, the Group had granted 24,577,669 options and 22,256,782 nonvested restricted stocks.

Share options

In 2015, the Group granted 85,292 options with performance conditions to senior officers. The actual number of the options each grantee is entitled to is indexed to performance conditions of the grantees including various annual performance target, i.e. number of hotel rooms added, revenue etc., in the coming two years. As of December 31, 2016, the Group has adjusted the number of options granted to 88,224 based on the actual performance.

The weighted-average grant date fair value for options granted during the year ended December 31, 2015 was RMB11.73 (US$1.88), computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Group and comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

2015
Suboptimal exercise factor	4.16
Risk-free interest rate	1.49 to 1.74%
Volatility	38.88 to 39.25%
Dividend yield	—
Life of option	6 years

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2017	2,656,244	2.15
Forfeited	(2,296)	1.82
Exercised	(609,224)	2.25

Share options outstanding at December 31, 2017	2,044,724	2.12	1.45	69,500

Share options vested or expected to vest at December 31, 2017	2,026,971	2.09	1.44	68,950

Share options exercisable at December 31, 2017	1,969,391	2.01	1.38	67,148

As of December 31, 2017, there was RMB844 in total unrecognized compensation expense related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 1.07 years.

During the years ended December 31, 2015, 2016 and 2017, 1,528,104, 684,632 and 609,224 options were exercised having an aggregate intrinsic value of RMB46,433, RMB40,717 and RMB77,302, respectively.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2015 and 2016, the Group granted 6,599,106 and 1,876,975 nonvested restricted stocks, respectively to senior officers, each was in ten tranches with performance conditions. Each tranche is accounted for as a separate award with the same grant date, its own service inception date and requisite service period. The share-based compensation cost is recognized for each vesting tranche during the respective service period based on the estimated performance conditions at the service inception date. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.

The following table summarized the Group’s nonvested restricted stock activity in 2017.

	Number of Restricted Stocks	Weighted Average Grant Date Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2017	13,540,557	5.20
Granted	493,972	21.78
Forfeited	(174,984)	6.43
Vested	(1,626,768)	4.99
Adjusted	259,793	5.11

Nonvested restricted stocks outstanding at December 31, 2017	12,492,570	5.86

As of December 31, 2017, there was RMB433,474 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 4.43 years.

The total fair value of nonvested restricted stocks vested in 2015, 2016 and 2017 was RMB69,130, RMB123,129 and RMB273,800, respectively.